IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of commitments [line items]
Credit related commitments	$ 480,883	$ 440,411
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	420,442	383,882
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	26,358	22,181
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	31,194	23,734
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	167	183
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	2,722	10,431
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	12,679	18,455
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,457
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	7,414
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	56
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	85
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	2,667
1 - 3 months [member]
Disclosure of commitments [line items]
Credit related commitments	42,994	35,462
1 - 3 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	9,030
1 - 3 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,579
1 - 3 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	30,347
1 - 3 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	38
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	9,980	8,910
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,805
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,089
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	66
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	20
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	13,932	11,720
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	8,686
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,071
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	171
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	12,009	12,084
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,594
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,229
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	185
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	26,722	26,766
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	25,457
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	896
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	369
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	93,847	77,636
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	92,976
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	852
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	19
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	5,429	3,562
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,201
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	228
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	263,291	$ 245,816
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	263,236
No specific maturity [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	$ 55